Property and equipment - Summary of the Breakdown of the Total Property and Equipment Assets by Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	$ 28,185	$ 24,627	$ 13,408	$ 3,819
Brazil
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	9,481	8,580
Cayman Islands
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	3,877	1,350
Chile
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	7,702	7,933
Colombia
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	1,144	0
United Kingdom
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	1,754	2,071
United States of America
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	3,689	3,995
Other
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	$ 538	$ 698